Mortgage Note and Revolving Credit Facility (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule of Mortgage Note and Revolving Credit Facility
The following tables summarize certain characteristics of our mortgage notes and revolving credit facility:

	September 30, 2021
$ in thousands	Principal Balance Outstanding	Weighted Average Interest Rate	Weighted Average Maturity Date (3)	Maximum Facility Size (4)
Variable rate loans:
Variable rate mortgage loans	$98,000	2.56%	7/3/2027	N/A
Variable rate revolving credit facility (1)(2)	89,500	1.73%	1/22/2024	$100,000

Total variable rate loans	187,500	2.17%
Deferred financing costs, net (5)	(1,143)

Mortgage notes and revolving credit facility, net	$186,357

	December 31, 2020
$ in thousands	Principal Balance Outstanding	Weighted Average Interest Rate	Weighted Average Maturity Date(3)	Maximum Facility Size
Variable rate loans:
Variable rate revolving credit facility (1)(2)	$67,700	2.00%	9/22/2021	$75,000
Deferred financing costs, net	—

Mortgage notes and revolving credit facility, net	$67,700

(1)	During the nine months ended September 30, 2021, we entered into a new revolving credit facility (“Revolving Credit Facility”) and repaid our previous revolving credit facility.
(2)
Borrowings under the Revolving Credit Facility bear interest at a rate equal to one-month
LIBOR or a base rate, where the base rate is the highest of (1) federal funds rate plus 0.5%, (2) the rate of interest as publicly announced by Bank of America as its “prime rate” or (3) the one-month
LIBOR rate plus 1.0%, in each case, plus an applicable margin that is based on our leverage ratio.

(3)	For loans where the Company, at its sole discretion, has extension options, the maximum maturity date has been assumed.
(4)
INREIT OP may increase the maximum aggregate principal amount of the Revolving Credit Facility to up to $150 million in accordance with the terms of the Revolving Credit Facility. As of September 30, 2021, the borrowing capacity on the Revolving Credit Facility is $6.6 million. We have the ability to increase the borrowing capacity in connection with the acquisition of additional investments in real estate, which allows us to utilize the full maximum facility size up to $100 million or $150 million, as applicable.

(5)	Deferred financing costs relate to the variable rate mortgage loans.

Schedule of Maturities of Long-term Debt
The following table presents the future principal payment due under our mortgage notes and Revolving Credit Facility as of September 30, 2021:

Year ($ in thousands)	Amount
2021 (remaining)	$—
2022	—
2023	—
2024	89,500
2025	—
2026	53,000
Thereafter	45,000

Total	$187,500